Critical accounting estimates and use of judgments	12 Months Ended
Dec. 31, 2020
4. Critical accounting estimates and use of judgments

In preparing these consolidated financial statements, management are required to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates, assumptions and judgments are continually evaluated and are based on historical experience and other factors that are considered to be relevant, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

i. Measurement of the expected credit loss allowance

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses).

A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as:

•	Determining criteria for significant increase in credit risk;

•	Choosing appropriate models and assumptions for the measurement of expected credit loss.

Further details of identification and measurement of expected credit loss impairment were discussed in Note 2.8 of Notes to the Consolidated Financial Statements.

ii. Allowance for interest receivable

Management assesses the collectability of interest receivable from loan customer and estimates the allowance for interest receivable from customers. The Group reviews the interest receivable on a periodic basis and makes allowance when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual interest receivable balance, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current creditworthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. Management reassesses the allowance for interest receivable at each statement of financial position date and revises the allowance for interest receivable accordingly.

iii. Income tax

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of event that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. International Accounting Standard 12 Income Taxes (“IAS12”) requires a one-step approach that provides a company to satisfy the probability criterion when assessing whether a deferred tax account should be recorded or not. Under this criterion, the Company record a deferred tax account only to the extent it can show it is probable that taxable profit will be available against which the deferred tax asset can be utilized.

Current IAS 12 does not have specific guidance on uncertain tax positions. The Company measures tax assets and liabilities at the amount expected to be paid, based on enacted or substantively enacted tax legislation. Interest and penalties related to uncertain tax position are recognized and recorded as necessary in the provision for income taxes. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computation errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The PRC tax returns for the Company's PRC subsidiaries are open to examination by tax authorities for the tax years beginning in 2018. There were no uncertain tax positions as of December 31, 2020 and 2019 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

iv. Impairment of property and equipment

The Company reviews its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the property and equipment by comparing the carrying value of the property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the consolidated statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of property and equipment was recognized for the periods presented.